Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Nov. 29, 2017
Document Effective Date	Nov. 30, 2017
Prospectus Date	Nov. 30, 2017
MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICHX